SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Accounting Policies [Abstract]
Goodwill, Impairment Loss	$ 56,186,313
Oil and Gas, Capitalized Cost, before Accumulated Depreciation, Depletion, Amortization, and Valuation Allowance, Mineral Interest, Unproved Property	$ 2,182,539	$ 2,498,184	$ 0